UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2907

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200
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(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200
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(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2007 to June 30, 2008

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.

Proxy Voting Record

Vote Summary Report
Jul 01, 2007 - Jun 30, 2008

28 W&R Advisors High Income

Mtg	Company/		Mgmt	Vote	Record
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent

05/13/08 - A	Dresser-Rand Group Inc. *DRC*	261608103			03/18/08
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Approve Omnibus Stock Plan	For	For		Mgmt
	4	Advisory Vote to Ratify Named Executive Officers' Compensation	Against	Against		ShrHoldr

01/11/08 - S	Goodman Global, Inc.	38239A100			12/07/07
	1	Approve Merger Agreement	For	For		Mgmt

05/01/08 - A	Kansas City Southern *KSU*	485170302			03/03/08
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Amend Omnibus Stock Plan	For	For		Mgmt

05/20/08 - A	Pinnacle Entertainment, Inc. *PNK*	723456109			03/27/08
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan	For	For		Mgmt
	3	Amend Omnibus Stock Plan	For	For		Mgmt
	4	Amend Deferred Compensation Plan	For	For		Mgmt
	5	Ratify Auditors	For	For		Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
(Registrant)

By: /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2008

By: /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 29, 2008